Shareholders’ Equity (Details) - Schedule of RSUs Activity - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs:
Outstanding, Numbers of RSUs, beginning balance	2,598,084	1,968,794
Granted, Numbers of RSUs	2,908,983	1,619,898	1,968,794
Forfeited, Numbers of RSUs	(370,067)	(417,025)
Vested, Numbers of RSUs	(895,170)	(573,583)
Outstanding, Numbers of RSUs, ending balance	4,241,830	2,598,084	1,968,794